Financial Instruments and Financial Risk Management (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Employee $ / shares	Dec. 31, 2018 USD ($) Employee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk, description	As at December 31, 2019, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net loss for the year ended December 31, 2019 would have been lower or higher by approximately $841 (net income for 2018 - $1,134).
Foreign exchange risk exposure	$ 841	$ 1,134
-30% Bottom of range [Member] | Market risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss related to warrant liability	771
+30% Top of range [Member] | Market risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss related to warrant liability	$ 806
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | Employee	4	4
Trade and Other Current Receivables [Member] | Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 265	$ 197
Trade and Other Current Receivables [Member] | Financial Assets Past Due but Not Impaired [Member] | Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 55	$ 55
Trade and Warrant Liability [Member] | Bottom of range [Member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 0.77
Trade and Warrant Liability [Member] | Top of range [Member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 5.43